Schedule of Investments

Virtus AllianzGI Convertible & Income Fund II

May 31, 2021 (unaudited)

	Principal Amount (000s)	Value

CONVERTIBLE BONDS & NOTES—48.5%

Airlines—1.4%
JetBlue Airways Corp.,
0.50%, 4/1/26 (a)(c)	$3,955	$4,308,972
Southwest Airlines Co.,
1.25%, 5/1/25	3,130	5,328,825

		9,637,797

Apparel & Textiles—0.9%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	11,140	5,941,040

Auto Manufacturers—2.6%
Ford Motor Co.,
zero coupon, 3/15/26 (a)(c)	6,335	6,965,476
NIO, Inc. (a)(c),
zero coupon, 2/1/26	1,515	1,311,990
0.50%, 2/1/27	2,535	2,133,203
Tesla, Inc.,
2.00%, 5/15/24	800	8,040,000

		18,450,669

Banks—1.4%
BofA Finance LLC,
0.125%, 9/1/22	4,515	5,300,610
JPMorgan Chase Bank N.A.,
0.125%, 1/1/23 (a)(c)	3,945	4,309,912

		9,610,522

Biotechnology—1.2%
Bridgebio Pharma, Inc.,
2.25%, 2/1/29 (a)(c)	2,350	2,188,229
Exact Sciences Corp.,
0.375%, 3/1/28	3,875	4,456,250
Halozyme Therapeutics, Inc.,
0.25%, 3/1/27 (a)(c)	1,835	1,635,444

		8,279,923

Building Materials—1.1%
Patrick Industries, Inc.,
1.00%, 2/1/23	6,680	7,844,825

Commercial Services—2.2%
Alarm.com Holdings, Inc.,
zero coupon, 1/15/26 (a)(c)	2,380	2,165,800
Chegg, Inc.,
zero coupon, 9/1/26 (a)(c)	3,715	3,742,862
Shift4 Payments, Inc.,
zero coupon, 12/15/25 (a)(c)	1,975	2,666,349
Square, Inc.,
zero coupon, 5/1/26 (a)(c)	6,350	6,909,594

		15,484,605

Computers—1.0%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	1,645	1,766,318
Vocera Communications, Inc.,
0.50%, 9/15/26 (a)(c)	2,585	2,282,878
Zscaler, Inc.,
0.125%, 7/1/25 (a)(c)	2,215	3,197,353

		7,246,549

	Principal Amount (000s)	Value

Diversified Financial Services—1.0%
Coinbase Global, Inc.,
0.50%, 6/1/26 (a)(c)	$4,565	$4,608,367
LendingTree, Inc.,
0.50%, 7/15/25 (a)(c)	2,480	2,188,600

		6,796,967

Electronics—0.8%
II-VI, Inc.,
0.25%, 9/1/22	2,725	4,067,063
Itron, Inc.,
zero coupon, 3/15/26 (a)(c)	1,800	1,818,470

		5,885,533

Energy-Alternate Sources—0.7%
Enphase Energy, Inc. (a)(c),
zero coupon, 3/1/26	2,010	1,831,110
zero coupon, 3/1/28	2,860	2,476,840
Sunrun, Inc.,
zero coupon, 2/1/26 (a)(c)	500	407,800

		4,715,750

Entertainment—1.4%
DraftKings, Inc.,
zero coupon, 3/15/28 (a)(c)	4,655	4,236,050
Vail Resorts, Inc.,
zero coupon, 1/1/26 (a)(c)	5,185	5,515,544

		9,751,594

Equity Real Estate Investment Trusts (REITs)—0.9%
Pebblebrook Hotel Trust,
1.75%, 12/15/26	2,730	3,003,000
Two Harbors Investment Corp.,
6.25%, 1/15/22	3,025	3,070,375

		6,073,375

Healthcare-Products—0.8%
Insulet Corp.,
0.375%, 9/1/26	2,470	3,314,431
NanoString Technologies, Inc.,
2.625%, 3/1/25	1,725	2,426,903

		5,741,334

Healthcare-Services—1.4%
Oak Street Health, Inc.,
zero coupon, 3/15/26 (a)(c)	4,410	4,539,544
Teladoc Health, Inc.,
1.25%, 6/1/27 (a)(c)	4,770	5,026,387

		9,565,931

Internet—11.3%
21Vianet Group, Inc.,
zero coupon, 2/1/26 (a)(c)	2,320	1,966,200
Airbnb, Inc.,
zero coupon, 3/15/26 (a)(c)	5,995	5,587,340
Booking Holdings, Inc.,
0.75%, 5/1/25	2,360	3,470,380
Etsy, Inc.,
0.125%, 9/1/27 (a)(c)	1,960	2,269,680
Expedia Group, Inc.,
zero coupon, 2/15/26 (a)(c)	3,780	4,167,450
fuboTV, Inc.,
3.25%, 2/15/26 (a)(c)	5,595	4,916,606

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund II

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Magnite, Inc.,
0.25%, 3/15/26 (a)(c)	$3,700	$3,149,810
Match Group Financeco 2, Inc.,
0.875%, 6/15/26 (a)(c)	1,625	2,801,094
Match Group Financeco 3, Inc.,
2.00%, 1/15/30 (a)(c)	1,290	2,372,794
Okta, Inc.,
0.375%, 6/15/26 (a)(c)	2,490	2,917,969
Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(c)	2,150	2,884,225
Pinduoduo, Inc.,
zero coupon, 12/1/25	2,350	2,388,775
RealReal, Inc.,
1.00%, 3/1/28 (a)(c)	4,825	4,179,898
Snap, Inc.,
zero coupon, 5/1/27 (a)(c)	5,630	5,791,862
0.75%, 8/1/26	435	1,202,503
Spotify USA, Inc.,
zero coupon, 3/15/26 (a)(c)	3,450	3,149,850
Twitter, Inc.,
zero coupon, 3/15/26 (a)(c)	6,025	5,535,469
0.25%, 6/15/24	1,580	1,978,002
Uber Technologies, Inc.,
zero coupon, 12/15/25 (a)(c)	4,975	5,062,062
Wayfair, Inc.,
0.625%, 10/1/25 (a)(c)	5,230	5,507,844
Zendesk, Inc.,
0.625%, 6/15/25 (a)(c)	2,730	3,830,463
Zillow Group, Inc.,
1.50%, 7/1/23	2,595	3,916,893

		79,047,169

Iron/Steel—0.5%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	1,310	3,416,120

Leisure—1.9%
NCL Corp., Ltd.,
5.375%, 8/1/25 (a)(c)	2,650	5,114,500
Peloton Interactive, Inc.,
zero coupon, 2/15/26 (a)(c)	2,610	2,492,550
Royal Caribbean Cruises Ltd. (a)(c),
2.875%, 11/15/23	3,070	4,066,215
4.25%, 6/15/23	1,290	1,880,820

		13,554,085

Leisure Time—0.2%
NCL Corp., Ltd.,
6.00%, 5/15/24 (a)	695	1,738,542

Machinery-Diversified—0.5%
Chart Industries, Inc.,
1.00%, 11/15/24 (a)(c)	1,285	3,261,491

Media—1.3%
DISH Network Corp.,
zero coupon, 12/15/25 (a)(c)	2,935	3,522,000
3.375%, 8/15/26	2,120	2,187,840
Liberty Media Corp.,
1.375%, 10/15/23	2,840	3,603,806

		9,313,646

Oil, Gas & Consumable Fuels—2.1%
EQT Corp.,
1.75%, 5/1/26	5,415	8,603,352
Pioneer Natural Resources Co.,
0.25%, 5/15/25	3,835	5,821,530

		14,424,882

	Principal Amount (000s)	Value

Pharmaceuticals—1.1%
Dexcom, Inc.,
0.25%, 11/15/25	$2,640	$2,588,850
Jazz Investments I Ltd.,
2.00%, 6/15/26 (a)(c)	3,870	5,180,962

		7,769,812

Pipelines—2.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	18,700	15,537,583

Retail—1.2%
Burlington Stores, Inc.,
2.25%, 4/15/25	2,880	4,593,600
Dick’s Sporting Goods, Inc.,
3.25%, 4/15/25	1,255	3,608,125

		8,201,725

Semiconductors—1.1%
Cree, Inc.,
1.75%, 5/1/26	565	1,245,825
MACOM Technology Solutions Holdings, Inc.,
0.25%, 3/15/26 (a)(c)	1,050	1,065,750
ON Semiconductor Corp.,
zero coupon, 5/1/27 (a)(c)	2,280	2,388,300
Synaptics, Inc.,
0.50%, 6/15/22	1,645	2,833,512

		7,533,387

Software—5.4%
Akamai Technologies, Inc.,
0.125%, 5/1/25	2,150	2,785,325
Bentley Systems, Inc.,
0.125%, 1/15/26 (a)(c)	2,925	3,287,700
Bill.com Holdings, Inc.,
zero coupon, 12/1/25 (a)(c)	3,045	3,617,841
Cloudflare, Inc.,
0.75%, 5/15/25 (a)(c)	310	698,469
Coupa Software, Inc.,
0.125%, 6/15/25	665	1,067,658
0.375%, 6/15/26 (a)(c)	2,580	2,807,362
Datadog, Inc.,
0.125%, 6/15/25 (a)(c)	2,035	2,497,962
DocuSign, Inc.,
zero coupon, 1/15/24 (a)(c)	2,955	2,857,485
Fastly, Inc.,
zero coupon, 3/15/26 (a)(c)	2,805	2,427,727
HubSpot, Inc.,
0.375%, 6/1/25 (a)(c)	390	728,325
i3 Verticals LLC,
1.00%, 2/15/25	1,840	1,892,900
MicroStrategy, Inc.,
zero coupon, 2/15/27 (a)(c)	2,770	2,001,325
RingCentral, Inc.,
zero coupon, 3/1/25	4,065	4,255,547
Splunk, Inc.,
1.125%, 6/15/27 (a)(c)	4,550	4,174,625
Workday, Inc.,
0.25%, 10/1/22	795	1,266,038
Zynga, Inc.,
zero coupon, 12/15/26 (a)(c)	1,200	1,293,000

		37,659,289

Telecommunications—0.9%
Infinera Corp.,
2.125%, 9/1/24	1,565	1,857,381

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund II

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Nice Ltd.,
zero coupon, 9/15/25 (a)(c)	$1,290	$1,304,672
Viavi Solutions, Inc.,
1.00%, 3/1/24	2,150	3,027,469

		6,189,522

Total Convertible Bonds & Notes (Cost—$309,925,106)		338,673,667

CORPORATE BONDS & NOTES—30.2%

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. (a)(c),
7.50%, 6/1/29	575	573,505
7.75%, 4/15/28	585	599,303
National CineMedia LLC,
5.875%, 4/15/28 (a)(c)	715	681,931

		1,854,739

Aerospace & Defense—0.6%
TransDigm, Inc.,
5.50%, 11/15/27	1,735	1,808,737
6.375%, 6/15/26	1,085	1,123,029
Triumph Group, Inc. (a)(c),
6.25%, 9/15/24	640	651,296
8.875%, 6/1/24	537	595,399

		4,178,461

Airlines—0.9%
American Airlines, Inc. (a)(c),
5.75%, 4/20/29	1,170	1,255,094
11.75%, 7/15/25	1,475	1,852,497
Delta Air Lines, Inc.,
7.375%, 1/15/26	2,805	3,302,755

		6,410,346

Auto Components—1.3%
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	2,695	2,857,798
Clarios Global L.P.,
8.50%, 5/15/27 (a)(c)	2,325	2,528,437
Goodyear Tire & Rubber Co.,
5.25%, 4/30/31	1,135	1,157,643
5.25%, 7/15/31 (a)(c)	1,160	1,184,824
Tenneco, Inc.,
7.875%, 1/15/29 (a)(c)	1,325	1,482,225

		9,210,927

Auto Manufacturers—1.4%
Ford Motor Co.,
9.00%, 4/22/25	1,970	2,406,887
9.625%, 4/22/30	1,705	2,373,906
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	575	586,465
5.125%, 6/16/25	570	623,794
Navistar International Corp.,
6.625%, 11/1/25 (a)(c)	1,415	1,463,251
Tesla, Inc.,
5.30%, 8/15/25 (a)(c)	2,485	2,575,529

		10,029,832

Beverages—0.2%
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (a)(c)	1,155	1,158,119

	Principal Amount (000s)	Value

Building Materials—0.4%
Griffon Corp.,
5.75%, 3/1/28	$895	$944,225
Koppers, Inc.,
6.00%, 2/15/25 (a)(c)	1,650	1,690,260

		2,634,485

Chemicals—0.2%
Tronox, Inc.,
4.625%, 3/15/29 (a)(c)	1,150	1,177,945

Commercial Services—1.2%
Avis Budget Car Rental LLC,
5.75%, 7/15/27 (a)(c)	1,740	1,833,525
Deluxe Corp.,
8.00%, 6/1/29 (a)(c)	1,105	1,149,753
Herc Holdings, Inc.,
5.50%, 7/15/27 (a)(c)	1,665	1,754,494
Laureate Education, Inc.,
8.25%, 5/1/25 (a)(c)	181	188,457
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (a)(c)	1,725	1,778,906
United Rentals North America, Inc.,
5.25%, 1/15/30	1,830	1,997,106

		8,702,241

Computers—0.2%
Dell International LLC,
7.125%, 6/15/24 (a)(c)	1,090	1,111,800

Containers & Packaging—0.6%
Berry Global, Inc.,
5.625%, 7/15/27 (a)(c)	1,685	1,787,128
Owens-Brockway Glass Container, Inc.,
6.625%, 5/13/27 (a)(c)	2,315	2,514,669

		4,301,797

Distribution/Wholesale—0.3%
Performance Food Group, Inc.,
5.50%, 10/15/27 (a)(c)	2,230	2,326,291

Diversified Financial Services—1.5%
Nationstar Mortgage Holdings, Inc.,
5.50%, 8/15/28 (a)(c)	1,080	1,069,200
Navient Corp.,
5.00%, 3/15/27	1,230	1,251,525
6.75%, 6/15/26	1,815	1,998,769
OneMain Finance Corp.,
6.625%, 1/15/28	1,305	1,480,914
8.25%, 10/1/23	3,865	4,367,450

		10,167,858

Electrical Equipment—0.2%
WESCO Distribution, Inc.,
7.25%, 6/15/28 (a)(c)	1,380	1,530,075

Entertainment—1.6%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	3,810	2,733,675
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (a)(c)	1,600	1,686,272
International Game Technology PLC,
6.25%, 1/15/27 (a)(c)	2,260	2,560,964
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (a)(c)	1,555	1,610,576

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund II

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Scientific Games International, Inc.,
8.25%, 3/15/26 (a)(c)	$1,610	$1,730,524
Stars Group Holdings BV,
7.00%, 7/15/26 (a)(c)	1,110	1,154,689

		11,476,700

Equity Real Estate Investment Trusts (REITs)—0.3%
Park Intermediate Holdings LLC,
4.875%, 5/15/29 (a)(c)	1,125	1,164,825
Service Properties Trust,
4.35%, 10/1/24	465	456,744
4.50%, 3/15/25	680	661,300

		2,282,869

Food & Beverage—0.6%
Albertsons Cos., Inc.,
7.50%, 3/15/26 (a)(c)	385	424,305
Kraft Heinz Foods Co.,
6.50%, 2/9/40	1,745	2,325,230
U.S. Foods, Inc.,
6.25%, 4/15/25 (a)(c)	1,310	1,387,997

		4,137,532

Healthcare-Services—0.8%
Centene Corp.,
5.375%, 6/1/26 (a)(c)	1,130	1,177,121
Select Medical Corp.,
6.25%, 8/15/26 (a)(c)	1,275	1,344,334
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(c)	2,780	2,898,150

		5,419,605

Home Builders—0.2%
Picasso Finance Sub, Inc.,
6.125%, 6/15/25 (a)(c)	1,031	1,087,705

Internet—0.7%
Go Daddy Operating Co. LLC,
5.25%, 12/1/27 (a)(c)	1,700	1,776,500
Netflix, Inc.,
5.375%, 11/15/29 (a)(c)	1,335	1,578,584
Uber Technologies, Inc. (a)(c),
7.50%, 9/15/27	715	782,925
8.00%, 11/1/26	865	934,018

		5,072,027

Investment Companies—0.2%
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (a)(c)	1,655	1,707,629

Iron/Steel—0.5%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27	1,695	1,775,479
United States Steel Corp.,
6.875%, 8/15/25	1,330	1,361,587

		3,137,066

Leisure—0.8%
Carnival Corp. (a)(c),
5.75%, 3/1/27	585	621,563
10.50%, 2/1/26	1,000	1,179,380

	Principal Amount (000s)	Value

NCL Corp., Ltd.,
5.875%, 3/15/26 (a)(c)	$2,330	$2,429,025
Royal Caribbean Cruises Ltd.,
11.50%, 6/1/25 (a)(c)	1,125	1,302,187

		5,532,155

Leisure Time—0.2%
Royal Caribbean Cruises Ltd.,
5.50%, 4/1/28 (a)(c)	1,175	1,236,688

Lodging—1.0%
Boyd Gaming Corp. (a)(c)
4.75%, 6/15/31	570	575,871
8.625%, 6/1/25	1,050	1,155,000
Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31 (a)(c)	840	847,132
MGM Resorts International,
4.75%, 10/15/28	1,145	1,207,975
6.75%, 5/1/25	530	568,181
Wynn Las Vegas LLC,
5.50%, 3/1/25 (a)(c)	2,480	2,644,300

		6,998,459

Machinery-Construction & Mining—0.3%
Terex Corp.,
5.00%, 5/15/29 (a)(c)	1,715	1,783,600

Media—2.0%
CCO Holdings LLC,
4.50%, 5/1/32	1,985	2,002,567
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	531	557,284
CSC Holdings LLC (a)(c)
5.00%, 11/15/31	580	575,366
5.75%, 1/15/30	530	553,214
7.50%, 4/1/28	1,705	1,866,975
DISH DBS Corp.,
7.375%, 7/1/28	2,320	2,485,300
Gray Television, Inc.,
4.75%, 10/15/30 (a)(c)	1,770	1,738,706
LiveStyle, Inc.,
9.625%, 2/1/19 (a)(c)(d)(e)(g)(k)	3,589	4
Meredith Corp.,
6.875%, 2/1/26	1,085	1,133,250
Nexstar Broadcasting, Inc.,
5.625%, 7/15/27 (a)(c)	1,640	1,734,300
Virgin Media Secured Finance PLC,
5.50%, 5/15/29 (a)(c)	1,145	1,223,719

		13,870,685

Metal Fabricate/Hardware—0.4%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	2,920	2,985,700

Mining—0.8%
FMG Resources August 206 Pty Ltd.,
4.375%, 4/1/31 (a)(c)	1,175	1,227,640
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	1,750	1,945,387
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)(c)	1,155	1,146,176

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund II

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Joseph T. Ryerson & Son, Inc.,
8.50%, 8/1/28 (a)(c)	$1,052	$1,163,512

		5,482,715

Oil, Gas & Consumable Fuels—2.5%
Antero Resources Corp. (a)(c)
5.375%, 3/1/30	580	582,213
7.625%, 2/1/29	1,130	1,243,000
CITGO Petroleum Corp.,
6.375%, 6/15/26 (a)(c)	530	543,250
CNX Resources Corp.,
7.25%, 3/14/27 (a)(c)	1,885	2,027,129
Comstock Resources, Inc.,
6.75%, 3/1/29 (a)(c)	1,145	1,196,754
Continental Resources, Inc.,
4.375%, 1/15/28	705	764,925
5.75%, 1/15/31 (a)(c)	670	786,265
EQT Corp.,
8.50%, 2/1/30	980	1,274,000
Occidental Petroleum Corp.,
5.55%, 3/15/26	1,940	2,070,950
6.625%, 9/1/30	1,555	1,781,906
PBF Holding Co. LLC,
6.00%, 2/15/28	1,935	1,427,062
PDC Energy, Inc.,
5.75%, 5/15/26	1,675	1,748,281
Transocean, Inc.,
8.00%, 2/1/27 (a)(c)	440	333,331
USA Compression Partners L.P.,
6.875%, 9/1/27	1,750	1,836,975

		17,616,041

Paper & Forest Products—0.2%
Mercer International, Inc.,
5.125%, 2/1/29 (a)(c)	1,135	1,169,050

Personal Products—0.2%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (a)(c)	1,105	1,174,063

Pharmaceuticals—1.3%
AdaptHealth LLC,
4.625%, 8/1/29 (a)(c)	1,155	1,133,263
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (a)(c)	2,000	2,142,500
Bausch Health Cos., Inc.,
7.25%, 5/30/29 (a)(c)	1,490	1,538,425
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27 (a)(c)	1,710	1,816,362
Jazz Securities DAC,
4.375%, 1/15/29 (a)(c)	1,150	1,182,752
Organon Finance 1 LLC,
5.125%, 4/30/31 (a)(c)	1,130	1,159,527

		8,972,829

Pipelines—1.7%
Antero Midstream Partners LP,
5.375%, 6/15/29 (a)(c)	1,045	1,058,015
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	835	855,625
6.00%, 2/1/29 (a)(c)	875	905,625
DCP Midstream Operating L.P.,
5.125%, 5/15/29	1,280	1,379,712

	Principal Amount (000s)	Value

EQM Midstream Partners L.P. (a)(c)
4.75%, 1/15/31	$585	$588,656
6.50%, 7/1/27	1,100	1,209,065
NGL Energy Operating LLC,
7.50%, 2/1/26 (a)(c)	1,000	1,040,595
NGL Energy Partners L.P.,
7.50%, 4/15/26	840	741,098
NuStar Logistics L.P.,
6.375%, 10/1/30	1,120	1,226,400
Targa Resources Partners L.P.,
6.50%, 7/15/27	750	812,813
6.875%, 1/15/29	1,750	1,942,596

		11,760,200

Real Estate—0.2%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	1,695	1,733,536

Retail—0.2%
L Brands, Inc.,
6.625%, 10/1/30 (a)(c)	1,505	1,720,215

Semiconductors—0.5%
Amkor Technology, Inc.,
6.625%, 9/15/27 (a)(c)	2,925	3,153,150

Software—0.7%
Rackspace Technology Global, Inc.,
5.375%, 12/1/28 (a)(c)	3,300	3,330,030
SS&C Technologies, Inc.,
5.50%, 9/30/27 (a)(c)	1,770	1,874,607

		5,204,637

Telecommunications—2.6%
Avaya, Inc.,
6.125%, 9/15/28 (a)(c)	1,580	1,676,775
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (a)(c)	1,220	1,256,600
CommScope Technologies LLC,
6.00%, 6/15/25 (a)(c)	3,245	3,310,873
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	1,130	1,252,888
LogMeIn, Inc.,
5.50%, 9/1/27 (a)(c)	1,230	1,266,802
Lumen Technologies, Inc. (a)(c),
4.50%, 1/15/29	1,145	1,107,788
5.125%, 12/15/26	1,225	1,269,023
Plantronics, Inc.,
4.75%, 3/1/29 (a)(c)	1,205	1,148,100
Sprint Communications, Inc.,
11.50%, 11/15/21	2,580	2,701,260
Sprint Corp.,
7.625%, 3/1/26	1,900	2,308,500
T-Mobile USA, Inc.,
3.50%, 4/15/31	1,135	1,154,238

		18,452,847

Toys/Games/Hobbies—0.1%
Mattel, Inc.,
5.875%, 12/15/27 (a)(c)	610	669,475

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund II

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Transportation—0.3%
Fortress Transportation and Infrastructure Investors LLC (a)(c),
5.50%, 5/1/28	$580	$602,031
9.75%, 8/1/27	1,160	1,338,350

		1,940,381

Total Corporate Bonds & Notes (Cost-$204,442,154)		210,572,475

	Shares

CONVERTIBLE PREFERRED STOCK—17.0%

Auto Components—1.0%
Aptiv PLC,
5.50%, 6/15/23, Ser. A	42,465	7,213,530

Banks—4.5%
Bank of America Corp.,
7.25%, Ser. L (f)	9,140	12,847,549
Wells Fargo & Co.,
7.50%, Ser. L (f)	12,835	18,671,588

		31,519,137

Chemicals—0.4%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	50,255	2,514,760

Diversified Financial Services—0.4%
2020 Mandatory Exchangeable Trust,
6.50%, 5/16/23 (a)(c)	1,590	2,694,096

Electric Utilities—2.6%
AES Corp.,
6.875%, 2/15/24	56,285	5,870,526
NextEra Energy, Inc.,
5.279%, 3/1/23	59,355	2,840,730
6.219%, 9/1/23	192,150	9,296,217

		18,007,473

Electronics—0.8%
Fortive Corp.,
5.00%, 7/1/21, Ser. A	5,610	5,596,985

Environmental Services—0.4%
GFL Environmental, Inc.,
6.00%, 3/15/23	41,510	3,135,250

Healthcare-Products—3.4%
Avantor, Inc.,
6.25%, 5/15/22, Ser. A	63,980	6,376,247
Boston Scientific Corp.,
5.50%, 6/1/23, Ser. A	54,045	6,156,266
Danaher Corp.,
4.75%, 4/15/22, Ser. A	6,575	11,420,775

		23,953,288

Media—0.4%
ViacomCBS, Inc.,
7.50%, 4/1/24, Ser. A (j)	36,210	2,635,726

Pharmaceuticals—0.3%
Elanco Animal Health, Inc.,
5.00%, 2/1/23	38,425	2,080,714

	Shares	Value

Semiconductors—2.1%
Broadcom, Inc.,
8.00%, 9/30/22, Ser. A	9,690	$14,737,327

Telecommunications—0.7%
2020 Cash Mandatory Exchangeable Trust,
5.25%, 6/1/23 (a)(c)	4,040	4,981,239

Total Convertible Preferred Stock (Cost-$87,232,999)		119,069,525

PREFERRED STOCK (a)(e)(g)(j)(k)—1.2%

Media—1.2%
LiveStyle, Inc., Ser. A (cost—$348,430; purchased 2/3/16-11/1/16) (i)	3,554	549,484
LiveStyle, Inc., Ser. B (cost—$7,507,017; purchased 2/3/16-11/30/16) (h)(i)	76,572	7,657,200
LiveStyle, Inc., Ser. B	5,000	50

Total Preferred Stock (Cost-$12,855,447)		8,206,734

	Principal Amount (000s)

SENIOR LOANS (a)(b)—0.7%

Entertainment—0.2%
Music Technology Holdings, LLC, (3 mo. PIK + 8.000%), 4.000%, 12/16/22, Fixed PIK Term Loan (g)	$1,392	1,391,824

Healthcare-Products—0.2%
Avantor Funding, Inc., (1 mo. LIBOR + 2.250%), 3.250%, 11/8/27, 2020 Incremental Term Loan B4	1,177	1,179,993

Software—0.2%
Camelot U.S. Acquisition 1 Co., (1 mo. LIBOR + 3.000%), 3.093%, 10/30/26, Term Loan B	1,184	1,179,861

Specialty Retail—0.1%
Petco Health and Wellness Co., Inc., (3 mo. LIBOR + 3.250%), 4.000%, 3/3/28, 2021 Term Loan B	915	914,350

Total Senior Loans (Cost—$4,662,563)		4,666,028

	Shares

COMMON STOCK (j)—0.4%

Aerospace & Defense—0.0%
Erickson, Inc. (e)(g)	6,354	200,850

Banks—0.3%
CCF Holdings LLC, Class A (e)(g)	4,224,176	1,816,396
CCF Holdings LLC, Class B (e)(g)	21,429	9,215
CCF Holdings LLC, Class M (e)(g)(h)	879,959	378,382

		2,203,993

Schedule of Investments

Virtus AllianzGI Convertible & Income Fund II

May 31, 2021 (unaudited) (continued)

	Shares	Value

Media—0.0%
LiveStyle, Inc. (cost—$0; purchased 2/3/16-11/30/16) (a)(e)(g)(h)(i)(k)	90,407	$1

Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc.	117,700	266,002

Total Common Stock (Cost—$22,996,310)		2,670,846

	Units

WARRANTS (e)(g)(j)—0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12 expires 4/1/24 (cost—$2,371,020; purchased 4/10/19))(i)	12,009	1

Banks—0.0%
CCF Holdings LLC, expires 3/25/26	1,455,681	334,807

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (a)(k)	19,500	— *

Total Warrants (Cost—$2,371,020)		334,808

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 5/28/21, 0.00%, due 6/1/21, proceeds $14,215,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.75%, due 7/15/28, valued at $14,499,405 including accrued interest (cost—$14,215,000)	$14,215	14,215,000

Total Investments (Cost—$658,700,599)—100.0%		$698,409,083

Other assets and liabilities, net		(4,394,325)

Preferred Shares		(271,525,000)

Net Assets Applicable to Common Shareholders		$422,489,758

Abbreviations:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Footnote Legend:

*	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $354,592,159, representing 50.8% of total investments.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on May 31, 2021.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to a value of $339,980,854 or 48.7% of total investments.

(d)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(e)	Fair-Valued—Securities with an aggregate value of $10,946,390, representing 1.6% of total investments.
(f)	Perpetual maturity. The date shown, if any, is the next call date.
(g)	Level 3 security.
(h)	Affiliated security.
(i)	Restricted. The aggregate cost of such securities is $10,226,467. The aggregate value is $8,206,686, representing 1.2% of total investments.
(j)	Non-income producing.
(k)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.2% of total investments.

1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Value at 5/31/21
Assets:
Convertible Bonds & Notes	—	$338,673,667	—	$338,673,667
Corporate Bonds & Notes	—	210,572,471	$4	210,572,475
Convertible Preferred Stock	$111,394,190	7,675,335	—	119,069,525
Preferred Stock	—	—	8,206,734	8,206,734
Senior Loans	—	3,274,204	1,391,824	4,666,028
Common Stock	266,002	—	2,404,844	2,670,846
Warrants	—	—	334,808	334,808
Repurchase Agreements	—	14,215,000	—	14,215,000

Total Investments	$111,660,192	$574,410,677	$12,338,214	$698,409,083

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the year ended May 31, 2021, was as follows:

	Beginning Balance at 2/28/21	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 5/31/21
Assets:
Corporate Bonds & Notes	$9,573,683	$—		$(22,664,188	)(2)	$7,993	$—	$13,082,516	$—	$—	$4
Preferred Stock	8,194,082	—		—		—	—	12,652	—	—	8,206,734
Senior Loans	1,364,533	27,291	(1)	—		—	—	—	—	—	1,391,824
Common Stock	162,924	17,196,744	(2)	—		—	—	(14,954,824)	—	—	2,404,844
Warrants	113,483	—	*(2)	—		—	—	221,325	—	—	334,808

Totals	$19,408,705	$17,224,035		$(22,664,188)		$7,993	$—	$(1,638,331)	$—	$—	$12,338,214

*	Actual amount rounds to less than $1.
(1)	Payment-in-Kind.
(2)	Issued or removed via corporate action.

The table above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2021:

	Ending Balance at 5/31/21	Valuation Technique Used	Unobservable Inputs	Input Values(Ranges)
Assets:
Preferred Stock:
	$8,206,734	Market and Company Comparables	EV Multiples	3.24x (0.28x-12.73x)
			Illiquidity Discount	(30%-85%)
Common Stock:
	$200,850	Market and Company Comparables	EV Multiples	1.28x (0.72x-2.47x)
				12.41x (7.08x-45.50x)
				0.98x (0.57x-1.48x)
			M&A Transaction Multiples	0.86x (0.41x-1.96x)
			Illiquidity Discount	40%
	$2,203,993	Market and Company Comparables	EV Multiples	1.35x (0.43x-2.55x)
				6.26x (2.72x-8.80x)
				0.58x (0.17x-0.96x)
			Illiquidity Discount	20%
Warrants:
	$334,807	Market and Company Comparables	EV Multiples	1.35x (0.43x-2.55x)
				6.26x (2.72x-8.80x)
				0.58x (0.17x-0.96x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	56%

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/(depreciation) of Level 3 investments held at May 31, 2021 was $(14,499,519).